Schedule of Provision (benefit) from Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Federal						$ 300,000
State
Foreign					(2,581)	24,722
Total current					(2,581)	324,722
Federal					(5,671,861)	(4,136,258)
State
Foreign
Total deferred				$ (5,503,861)	(5,671,861)	(4,136,258)
Income tax provision (benefit)	$ 376	$ 431	$ 376	$ (5,503,430)	$ (5,674,442)	$ (3,811,536)